PARTNERS' EQUITY - Class B Units (Details) - Class B units - USD ($)				3 Months Ended				9 Months Ended	12 Months Ended
	Feb. 14, 2017	Feb. 12, 2016	Apr. 01, 2015	Mar. 31, 2017		Mar. 31, 2016		Dec. 31, 2015	Dec. 31, 2016		Dec. 31, 2015
Partners' Equity
Net income attributable to limited partners									$ 22,000,000		$ 12,000,000
Limited partners, distributions paid	$ 22,000,000	$ 12,000,000		$ 22,000,000	[1]	$ 12,000,000	[1]		$ 12,000,000	[1]
GTN | TransCanada | Distributions
Partners' Equity
Portion of GTN's annual distributions to which the Class B units are entitled to receive a percentage share of the distributions above threshold (as a percent)			30.00%	30.00%					30.00%
Percentage applied to 30 percent of GTN's distributions above threshold through March 31, 2020			100.00%	100.00%
Threshold of GTN's total distributable cash flows for payment to Class B units			$ 20,000,000	$ 20,000,000					$ 20,000,000		$ 15,000,000
Percentage applied to GTN's distributions above threshold after March 31, 2020			25.00%	25.00%
Percentage applied to GTN's distributable cash flow for the twelve month period ending December 31, 2016				30.00%				30.00%	30.00%
30% of GTN's distributable cash flow									$ 42,000,000
Net income attributable to limited partners				$ 0		$ 0

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).